Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000241458 [Member]
Shareholder Report [Line Items]
Fund Name	MKAM ETF
Class Name	MKAM ETF
Trading Symbol	MKAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the MKAM ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.mkametf.com. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.mkametf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 6,956,926
Holdings Count | holding	8
Advisory Fees Paid, Amount	$ 31,524
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$6,956,926	Advisory Fees	$31,524
# of Portfolio Holdings	8	Portfolio Turnover Rate*	0%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	75.2%
U.S. Treasury Bills	20.1%
U.S. Treasury Securities	4.4%
Cash & Cash Equivalents	0.3%

TOP HOLDINGS (as a % of Net Assets)
iShares Core S&P 500 ETF	50.7%
iShares 0-3 Month Treasury Bond ETF	24.5%
United States Treasury Bill 4.12%, 09/04/2025	10.6%
United States Treasury Bill 5.26%, 10/03/2024	7.9%
United States Treasury Note/Bond 3.00%, 10/31/2025	4.0%
United States Treasury Bill 5.10%, 02/20/2025	1.6%
United States Treasury Note/Bond 0.63%, 07/31/2026	0.4%